Acquisitions (Tables)	9 Months Ended
Sep. 30, 2023
Business Combination [Abstract]
Disclosure of detailed information about business combination
The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

As at	February 28, 2023
100 Percent of the Identifiable Assets Acquired and Liabilities Assumed
Cash	69
Accounts Receivable and Accrued Revenues	3
Inventories	453
Property, Plant and Equipment	674
Right-of-Use Assets	33
Other Assets	10
Accounts Payable and Accrued Liabilities	(138)
Lease Liabilities	(33)
Decommissioning Liabilities	(5)
Other Liabilities	(70)
Total Identifiable Net Assets	996

As at	February 28, 2023
Total Purchase Consideration	502
Fair Value of Pre-Existing 50 Percent Ownership Interest in Toledo	494
Fair Value of Identifiable Net Assets	(996)
Goodwill	—